5. EXPLORATION AND EVALUATION ASSETS: Schedule of Morrison Claims Acquisition Cost (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Schedule of Morrison Claims Acquisition Cost

Continuity of acquisition cost

Morrison claims, Canada	2023	2022	2021

Balance, beginning of year	$-	$4,832,500	$4,832,500

Impairment Allowance	-	(4,832,500)	-

Balance, end of year	$-	$-	$4,832,500